EARNINGS (LOSS) PER SHARE (Tables)	6 Months Ended
Jun. 30, 2026
Basic earnings per share [abstract]
Summary of Calculations of Basic and Diluted Earnings (Loss) per Share
The calculations of basic and diluted earnings (loss) per share are based on:

	Three months ended June 30,		Six months ended June 30,
(Dollars in millions, except per share data)	2026	2025	2026	2025
Net income (loss)	$33.2	$(125.4)	$(21.1)	$(226.4)

Weighted average shares outstanding:
Basic	374.0	368.3	372.1	367.9
Diluted	387.6	368.3	372.1	367.9

Earnings (loss) per share:
Basic	$0.09	$(0.34)	$(0.06)	$(0.62)
Diluted	$0.09	$(0.34)	$(0.06)	$(0.62)